Intangible Assets and Goodwill (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Finite lived intangible assets
Total	$ 120,387,000		$ 120,387,000
Amortization expense for intangible assets	37,000,000	41,000,000	49,000,000
Customer Relationships
Finite lived intangible assets
Gross Carrying Amount	354,373,000	407,901,000	354,373,000
Accumulated Amortization	(251,388,000)	(269,100,000)	(251,388,000)
Total	102,985,000	138,801,000	102,985,000
Supplier Relationships
Finite lived intangible assets
Gross Carrying Amount	29,000,000	29,000,000	29,000,000
Accumulated Amortization	(25,013,000)	(22,113,000)	(25,013,000)
Total	3,987,000	6,887,000	3,987,000
Software & Technology
Finite lived intangible assets
Gross Carrying Amount	167,009,000	169,632,000	167,009,000
Accumulated Amortization	(155,009,000)	(151,628,000)	(155,009,000)
Total	12,000,000	18,004,000	12,000,000
Trademark & trade names
Finite lived intangible assets
Gross Carrying Amount	35,366,000	35,078,000	35,366,000
Accumulated Amortization	(33,985,000)	(32,615,000)	(33,985,000)
Total	1,381,000	2,463,000	1,381,000
Non-compete agreements
Finite lived intangible assets
Gross Carrying Amount	7,407,000	7,471,000	7,407,000
Accumulated Amortization	(7,373,000)	(7,412,000)	(7,373,000)
Total	34,000	59,000	34,000
Total intangible assets
Finite lived intangible assets
Gross Carrying Amount	593,155,000	649,082,000	593,155,000
Accumulated Amortization	(472,768,000)	(482,868,000)	(472,768,000)
Total	$ 120,387,000	$ 166,214,000	$ 120,387,000